Annual Total Returns - IT Services Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - IT Services Portfolio - IT Services Portfolio-Default	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	2.25%
Annual Return 2012	19.82%
Annual Return 2013	53.12%
Annual Return 2014	6.28%
Annual Return 2015	13.13%
Annual Return 2016	5.19%
Annual Return 2017	34.25%
Annual Return 2018	4.19%
Annual Return 2019	42.23%
Annual Return 2020	31.41%